Intangible Asset, Net (Details) - Schedule of amortization amount of intangible asset by fiscal years	Jun. 30, 2022 USD ($)
Schedule Of Amortization Amount Of Intangible Asset By Fiscal Years Abstract
2023	$ 260,069
2024	260,069
2025	260,069
2026	260,069
2027	260,069
Thereafter	904,066
Total	$ 2,204,411